UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SPC Financial Inc.
Address: 3202 Tower Oaks Blvd.
         Suite 400
         Rockville, MD  20852

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mariann B. Miller
Title:     Chief Compliance Officer
Phone:     301-770-6800

Signature, Place, and Date of Signing:

 /s/  Mariann B. Miller     Rockville, MD     April 18, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    80

Form 13F Information Table Value Total:    $205,544 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108      282     5616 SH       SOLE                        0        0     5616
AT&T INC                       COM              00206R102      358    11455 SH       SOLE                        0        0    11455
AUTOMATIC DATA PROCESSING IN   COM              053015103      444     8049 SH       SOLE                        0        0     8049
BRISTOL MYERS SQUIBB CO        COM              110122108      229     6800 SH       SOLE                        0        0     6800
CELGENE CORP                   COM              151020104     2596    33485 SH       SOLE                        0        0    33485
CHEVRON CORP NEW               COM              166764100      209     1953 SH       SOLE                        0        0     1953
CONOCOPHILLIPS                 COM              20825C104      599     7877 SH       SOLE                        0        0     7877
DOMINION RES INC VA NEW        COM              25746U109     2699    52702 SH       SOLE                        0        0    52702
E M C CORP MASS                COM              268648102     3291   110132 SH       SOLE                        0        0   110132
EXPRESS SCRIPTS INC            COM              302182100      374     6895 SH       SOLE                        0        0     6895
EXXON MOBIL CORP               COM              30231G102      629     7255 SH       SOLE                        0        0     7255
FASTENAL CO                    COM              311900104     1438    26575 SH       SOLE                        0        0    26575
FIRST TR EXCHANGE TRADED FD    DJ INTERNT IDX   33733E302      442    11905 SH       SOLE                        0        0    11905
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101      432    18915 SH       SOLE                        0        0    18915
FIRST TR EXCHANGE TRADED FD    CONSUMR STAPLE   33734X119      396    15810 SH       SOLE                        0        0    15810
FIRST TR EXCHANGE TRADED FD    HLTH CARE ALPH   33734X143      433    14065 SH       SOLE                        0        0    14065
GENERAL ELECTRIC CO            COM              369604103      952    47446 SH       SOLE                        0        0    47446
HARLEY DAVIDSON INC            COM              412822108     2459    50095 SH       SOLE                        0        0    50095
HEINZ H J CO                   COM              423074103      403     7527 SH       SOLE                        0        0     7527
INTERNATIONAL BUSINESS MACHS   COM              459200101      747     3581 SH       SOLE                        0        0     3581
INTL PAPER CO                  COM              460146103     2231    63551 SH       SOLE                        0        0    63551
ISHARES INC                    MSCI THAILAND    464286624     1411    19385 SH       SOLE                        0        0    19385
ISHARES INC                    MSCI S KOREA     464286772     2930    49210 SH       SOLE                        0        0    49210
ISHARES INC                    MSCI MEX INVEST  464286822     5018    80257 SH       SOLE                        0        0    80257
ISHARES INC                    MSCI MALAYSIA    464286830     2868   196410 SH       SOLE                        0        0   196410
ISHARES SILVER TRUST           ISHARES          46428Q109     1781    56740 SH       SOLE                        0        0    56740
ISHARES TR                     DJ SEL DIV INX   464287168      379     6776 SH       SOLE                        0        0     6776
ISHARES TR                     BARCLYS TIPS BD  464287176    51452   437335 SH       SOLE                        0        0   437335
ISHARES TR                     TRANSP AVE IDX   464287192     1769    18880 SH       SOLE                        0        0    18880
ISHARES TR                     S&P500 GRW       464287309     4013    53242 SH       SOLE                        0        0    53242
ISHARES TR                     MSCI EAFE INDEX  464287465      847    15437 SH       SOLE                        0        0    15437
ISHARES TR                     S&P MIDCAP 400   464287507     4752    47895 SH       SOLE                        0        0    47895
ISHARES TR                     S&P NA SOFTWR    464287515     1233    18715 SH       SOLE                        0        0    18715
ISHARES TR                     S&P NA TECH FD   464287549     3657    51630 SH       SOLE                        0        0    51630
ISHARES TR                     NASDQ BIO INDX   464287556     1522    12340 SH       SOLE                        0        0    12340
ISHARES TR                     COHEN&ST RLTY    464287564     4257    55540 SH       SOLE                        0        0    55540
ISHARES TR                     CONS SRVC IDX    464287580     3421    42245 SH       SOLE                        0        0    42245
ISHARES TR                     S&P MC 400 GRW   464287606     5914    52595 SH       SOLE                        0        0    52595
ISHARES TR                     DJ US UTILS      464287697     3176    36860 SH       SOLE                        0        0    36860
ISHARES TR                     S&P MIDCP VALU   464287705     4181    48950 SH       SOLE                        0        0    48950
ISHARES TR                     DJ US INDUSTRL   464287754     2029    28425 SH       SOLE                        0        0    28425
ISHARES TR                     S&P SMLCAP 600   464287804     1429    18720 SH       SOLE                        0        0    18720
ISHARES TR                     CONS GOODS IDX   464287812     2750    37100 SH       SOLE                        0        0    37100
ISHARES TR                     DJ US INDEX FD   464287846      219     3095 SH       SOLE                        0        0     3095
ISHARES TR                     S&P SMLCP VALU   464287879     5236    66640 SH       SOLE                        0        0    66640
ISHARES TR                     S&P SMLCP GROW   464287887     3949    47810 SH       SOLE                        0        0    47810
ISHARES TR                     LARGE VAL INDX   464288109     3922    62020 SH       SOLE                        0        0    62020
ISHARES TR                     DJ HEALTH CARE   464288828     2033    30400 SH       SOLE                        0        0    30400
ISHARES TR                     DJ PHARMA INDX   464288836     5142    61910 SH       SOLE                        0        0    61910
ISHARES TR                     ZEALAND INVST    464289123     2938    92800 SH       SOLE                        0        0    92800
KELLOGG CO                     COM              487836108     1491    27800 SH       SOLE                        0        0    27800
LOCKHEED MARTIN CORP           COM              539830109      206     2292 SH       SOLE                        0        0     2292
MICROSOFT CORP                 COM              594918104      361    11190 SH       SOLE                        0        0    11190
OGE ENERGY CORP                COM              670837103     1887    35270 SH       SOLE                        0        0    35270
OIL STS INTL INC               COM              678026105      539     6900 SH       SOLE                        0        0     6900
ORACLE CORP                    COM              68389X105     1744    59804 SH       SOLE                        0        0    59804
PEPSICO INC                    COM              713448108      962    14498 SH       SOLE                        0        0    14498
PFIZER INC                     COM              717081103      342    15113 SH       SOLE                        0        0    15113
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     2512    37190 SH       SOLE                        0        0    37190
PROCTER & GAMBLE CO            COM              742718109      234     3476 SH       SOLE                        0        0     3476
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1257    41050 SH       SOLE                        0        0    41050
RYDER SYS INC                  COM              783549108      555    10505 SH       SOLE                        0        0    10505
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106    22026   424640 SH       SOLE                        0        0   424640
RYDEX ETF TRUST                GUG S&P500 PU GR 78355W403     1838    37325 SH       SOLE                        0        0    37325
SMUCKER J M CO                 COM NEW          832696405     1264    15541 SH       SOLE                        0        0    15541
SOTHEBYS                       COM              835898107      409    10400 SH       SOLE                        0        0    10400
SPDR S&P 500 ETF TR            TR UNIT          78462F103      558     3960 SH       SOLE                        0        0     3960
SUSQUEHANNA BANCSHARES INC P   COM              869099101      415    41968 SH       SOLE                        0        0    41968
UDR INC                        COM              902653104      809    30276 SH       SOLE                        0        0    30276
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      808    14070 SH       SOLE                        0        0    14070
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1220    18935 SH       SOLE                        0        0    18935
VANGUARD INDEX FDS             GROWTH ETF       922908736     1283    18080 SH       SOLE                        0        0    18080
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      739    16992 SH       SOLE                        0        0    16992
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      679    24522 SH       SOLE                        0        0    24522
WEYERHAEUSER CO                COM              962166104     1236    56400 SH       SOLE                        0        0    56400
WISCONSIN ENERGY CORP          COM              976657106     1197    34028 SH       SOLE                        0        0    34028
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     1778    32435 SH       SOLE                        0        0    32435
WORLD FUEL SVCS CORP           COM              981475106      369     9000 SH       SOLE                        0        0     9000
XILINX INC                     COM              983919101      483    13250 SH       SOLE                        0        0    13250
YUM BRANDS INC                 COM              988498101      472     6635 SH       SOLE                        0        0     6635